Consolidated Statements of Changes in Equity - CLP ($) $ in Thousands	Share and Paid-in Capital [Member]	Translation Reserve [Member]	Reserve for Cash Flow Hedges [Member]	Reserve for Defined Benefit Plans [Member]	Reserve for Gains and Losses on measuring Financial Asset at Fair Value of Other Comprehensive Income [Member]	Other Comprehensive Income [Member]	Other Miscellaneous Reserves [Member]	Total Other Reserves [Member]	Retained Earnings [Member]	Equity attributable to owners of the parent to Shareholders of Enel Chile [Member]	Non-controlling Interests [Member]	Total
Opening balance at Dec. 31, 2021	$ 3,882,103,470	$ 279,801,463	$ (391,523,134)		$ 1,804	$ (111,719,867)	$ (2,275,701,545)	$ (2,387,421,412)	$ 1,603,186,295	$ 3,097,868,353	$ 248,624,545	$ 3,346,492,898
Comprehensive income
Profit (loss)									1,252,082,258	1,252,082,258	56,901,531	1,308,983,789
Other comprehensive income (loss)		17,081,503	99,387,492	$ (5,211,060)	(2)	111,257,933	9,949	111,267,882		111,267,882	11,117,053	122,384,935
TOTAL COMPREHENSIVE INCOME										1,363,350,140	68,018,584	1,431,368,724
Dividends									(375,624,676)	(375,624,676)	(23,365,365)	(398,990,041)
Increase (decrease) from other changes		(178,457)	(1,033,235)	5,211,060		3,999,368	12,818,770	16,818,138	(5,211,060)	11,607,078	(1,539,356)	10,067,722
Total changes in equity		16,903,046	98,354,257		(2)	115,257,301	12,828,719	128,086,020	871,246,522	999,332,542	43,113,863	1,042,446,405
Closing balance at Dec. 31, 2022	3,882,103,470	296,704,509	(293,168,877)		1,802	3,537,434	(2,262,872,826)	(2,259,335,392)	2,474,432,817	4,097,200,895	291,738,408	4,388,939,303
Comprehensive income
Profit (loss)									633,455,775	633,455,775	46,557,616	680,013,391
Other comprehensive income (loss)		49,855,870	(131,365,686)	(794)	(30)	(81,510,640)	13,494	(81,497,146)		(81,497,146)	(2,169,133)	(83,666,279)
TOTAL COMPREHENSIVE INCOME										551,958,629	44,388,483	596,347,112
Dividends									(190,036,734)	(190,036,734)	(21,769,278)	(211,806,012)
Increase (decrease) from other changes		(20,004,872)		794		(20,004,078)	6,961,999	(13,042,079)	(793)	(13,042,872)	448,741	(12,594,131)
Total changes in equity		29,850,998	(131,365,686)		(30)	(101,514,718)	6,975,493	(94,539,225)	443,418,248	348,879,023	23,067,946	371,946,969
Closing balance at Dec. 31, 2023	3,882,103,470	326,555,507	(424,534,563)		1,772	(97,977,284)	(2,255,897,333)	(2,353,874,617)	2,917,851,065	4,446,079,918	314,806,354	4,760,886,272
Comprehensive income
Profit (loss)									145,112,153	145,112,153	45,930,818	191,042,971
Other comprehensive income (loss)		126,931,921	429,247,809	(2,212,479)	(29)	553,967,222		553,967,222		553,967,222	31,701,538	585,668,760
TOTAL COMPREHENSIVE INCOME										699,079,375	77,632,356	776,711,731
Dividends									(189,404,950)	(189,404,950)	(30,773,439)	(220,178,389)
Increase (decrease) from other changes				$ 2,212,479		2,212,479	3,044,078	5,256,557	(2,212,479)	3,044,078	5,915,823	8,959,901
Total changes in equity		126,931,921	429,247,809		(29)	556,179,701	3,044,078	559,223,779	(46,505,276)	512,718,503	52,774,740	565,493,243
Closing balance at Dec. 31, 2024	$ 3,882,103,470	$ 453,487,428	$ 4,713,246		$ 1,743	$ 458,202,417	$ (2,252,853,255)	$ (1,794,650,838)	$ 2,871,345,789	$ 4,958,798,421	$ 367,581,094	$ 5,326,379,515